Disaggregated revenue - Deferred revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Revenue From Contracts With Customers [Abstract]
Current contract liabilities	$ 17,997	$ 12,687
Decrease from revenue recognized	(59,295)	(40,707)
Increase due to amounts invoiced	69,341	45,406
Foreign exchange and other movements	288	611
Ending balance	$ 28,331	$ 17,997